EQUITY (Details) - Schedule of Options Exercise Price (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
EQUITY (Details) - Schedule of Options Exercise Price [Line Items]
Exercise price lower than market price	$ 0	$ 0
Exercise price equal to market price	$ 0	$ 0
Minimum [Member]
EQUITY (Details) - Schedule of Options Exercise Price [Line Items]
Exercise price exceeded market price	$ 1.31	$ 0.40
Maximum [Member]
EQUITY (Details) - Schedule of Options Exercise Price [Line Items]
Exercise price exceeded market price	$ 2.00	$ 1.60